GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED JULY 31, 2020
TO THE SUMMARY PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective July 31, 2020, the fifth paragraph of the "Principal Investment Strategies" section of the Fund’s Summary Prospectus is hereby deleted and replaced with the following:

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually, with each included security being allocated a maximum weight of 4% and a minimum weight of 0.3% in connection with each semi-annual rebalance. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Underlying Index may include large-, mid- or small-capitalization companies, and components primarily include information technology and consumer discretionary companies. As of December 31, 2019, the Underlying Index had 39 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED JULY 31, 2020
TO THE PROSPECTUS FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective July 31, 2020, the fifth paragraph of the section of the Fund’s Prospectus entitled “Information Regarding the Indices and the Index Providers—Solactive E-commerce Index” is hereby deleted and replaced with the following:

The Solactive E-commerce Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually, with each included security being allocated a maximum weight of 4% and a minimum weight of 0.3% in connection with each semi-annual rebalance. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Solactive E-commerce Index may include large-, mid- or small-capitalization companies, and components primarily include information technology and consumer discretionary companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

GLOBAL X FUNDS
(the “Trust”)

Global X E-commerce ETF (EBIZ)

SUPPLEMENT DATED JULY 31, 2020
TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2020, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective July 31, 2020, the fifth paragraph of section of the Fund’s SAI entitled “Additional Investment Information—Information Regarding the Indices and the Index Providers—Solactive E-commerce Index” is hereby deleted and replaced with the following:

The Solactive E-commerce Index is weighted according to a modified capitalization weighting methodology and is reconstituted and re-weighted semi-annually, with each included security being allocated a maximum weight of 4% and a minimum weight of 0.3% in connection with each semi-annual rebalance. Modified capitalization weighting seeks to weight constituents primarily based on market capitalization, but subject to caps on the weights of the individual securities. Generally speaking, this approach will limit the amount of concentration in the largest market capitalization companies and increase company-level diversification. The Solactive E-commerce Index may include large-, mid- or small-capitalization companies, and components primarily include information technology and consumer discretionary companies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE